Assumption Used to Determine Grant Date Value of Subscription Agreement (Detail)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Expected volatility	26.40%
Expected term	1 year 6 months
Risk-free interest rate	0.20%
Dividend yield	3.00%